Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current liabilities to credit institutions	$ 114,249	$ 2,668
Current liabilities to credit institutions	6,056	49,922
Total	$ 120,305	$ 52,590